SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 9 – SUBSEQUENT EVENTS

On April 9, 2015, the Company granted options to acquire 300,000 shares of its common stock at an exercise price of $3.99 for seven years, vesting immediately upon appointment of a new board of directors member.

In April 2015, the Company issued an aggregate of 131,234 shares of its common stock in exchange for 155 shares of Series C 9% Convertible preferred stock and accrued dividends.

In April 2015, the Company issued 84,033 shares of its common stock in exchange for the exercise of 130,084 warrants exercisable at $1.50, on a cashless basis.

In April 2015, the Company issued an aggregate of 200,000 shares of its common stock to board of directors for services rendered.

In April 2015, the Company issued 50,000 shares of its common stock to a consultant for services rendered.

In April 2015, the Company issued an aggregate of 10,000 shares of its common stock for the exercise of  previously issued options  at $2.09 per share.

NOTE 15 – SUBSEQUENT EVENTS
Common stock:

On January 13, 2015, the Company issued 42,334 shares of its Common stock upon conversion of 50 shares of Series C Preferred stock and accrued dividends.

In January, 2015, the Company issued an aggregate of 302,500 shares of its common stock to consultants for services . See Note 10.

January 2015 Private Placement

On January 23, 2015, the Company entered into a securities purchase agreement with investors, pursuant to which we issued 365,200 shares of the Company’s our common stock, and "A" warrants expiring July 31, 2015 to purchase 365,200 shares of our common stock for aggregate cash proceeds of $913,000, and "B" warrants expiring March 21, 2020 to purchase 182,600 shares of our common stock for aggregate net cash proceeds of $917,480.  In connection with the private placement, the Company issued 91,300 warrants to purchase our stock in connection with the placement services at the exercise price of $3.75 per share expiring March 21, 2020 for investment banking services.

February 2015 Private Placement

On February 10, 2015, the Company entered into a securities purchase agreement with investors, pursuant to which we issued 337,000 shares of the Company’s common stock, and "A" warrants expiring July 31, 2015 to purchase 337,000 shares of our common stock for aggregate cash proceeds of $842,500, and "B" warrants expiring March 21, 2020 to purchase 168,500 shares of our common stock for aggregate net cash proceeds of $731,400.  In connection with the private placement, the Company issued 84,250 warrants to purchase our stock in connection with the placement services at the exercise price of $3.75 per share expiring March 21, 2020 for investment banking services.